Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 56,575	¥ 8,863,082	¥ 9,139,641
Less: Allowance for expected credit loss
Accounts receivable, net	$ 56,575	¥ 8,863,082	¥ 9,139,641